Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document Documentand Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	AQUNF
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes